Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Statements
Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2019	2018
	(Dollars in thousands)
Assets:
Cash	$2,086	$2,049
Investments in subsidiaries	190,217	166,173
Other assets	2	3
Total assets	$192,305	$168,225
Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	1,700	1,502
Equity	177,202	153,320
Total liabilities and equity	$192,305	$168,225

Statements of Income	Years ended December 31,
	2019	2018
	(Dollars in thousands)
Income:
Dividends from bank subsidiary	$7,300	$6,600
Total income	7,300	6,600
Expense:
Interest on subordinated debentures	$541	$491
Salary	160	160
Other expenses	127	122
Total expenses	828	773
Net Income	6,472	5,827
Equity in undistributed income of subsidiaries	23,369	18,997
Net income	29,841	24,824
Preferred stock dividend and discount accretion	(24)	(446)
Net income available to common shareholders	$29,817	$24,378

Statements of Cash Flows
	Years ended December 31,
	2019	2018
	(Dollars in thousands)
Cash Flows from Operating Activities
Net income	$29,841	$24,824
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(23,369)	(18,997)
Changes in
Increase in other assets	(1)	(2)
Increase in accrued interest payable and other accrued liabilities	(21)	(4)
Other	29	19
Net cash provided by operating activities	6,479	5,840
Cash Flows from Financing Activities
Proceeds from exercise of stock options	48	43
Payment of dividend on preferred stock and common stock	(6,490)	(5,412)
Net cash used in financing activities	(6,442)	(5,369)
Increase in cash and cash equivalents	37	471
Cash and Cash Equivalents, January 1,	2,049	1,578
Cash and Cash Equivalents, December 31,	$2,086	$2,049